Financial Liabilities at Amortized Cost (Details) - Schedule of repurchase agreements and securities lending - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile	$ 7,340	$ 351
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	208,924	87,372
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions		7,286
Total	216,264	95,009
Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile	7,340	351
Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	35,139
Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	173,785	85,048
Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile		2,324
Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions		7,286
Demand [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Total
Demand [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Demand [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Demand [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Demand [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Demand [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Demand [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Demand [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Demand [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Demand [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Demand [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Demand [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Up to 1 month [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile	7,340	351
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	208,872	87,316
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Total	216,212	87,667
Up to 1 month [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Up to 1 month [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Up to 1 month [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile	7,340	351
Up to 1 month [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Up to 1 month [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Up to 1 month [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	35,139
Up to 1 month [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	173,733	84,996
Up to 1 month [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Up to 1 month [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile		2,320
Up to 1 month [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Up to 1 month [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 1 month and up to 3 months [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	52	4
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Total	52	4
Over 1 month and up to 3 months [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 1 month and up to 3 months [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 1 month and up to 3 months [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 1 month and up to 3 months [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 month and up to 3 months [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 month and up to 3 months [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 month and up to 3 months [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile	52
Over 1 month and up to 3 months [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 month and up to 3 months [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile		4
Over 1 month and up to 3 months [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 1 month and up to 3 months [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 3 months and up to 12 months [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile		52
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions		7,286
Total		7,338
Over 3 months and up to 12 months [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 3 months and up to 12 months [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 3 months and up to 12 months [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 3 months and up to 12 months [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 months and up to 12 months [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 months and up to 12 months [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 months and up to 12 months [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile		52
Over 3 months and up to 12 months [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 months and up to 12 months [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 months and up to 12 months [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 3 months and up to 12 months [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions		7,286
Over 1 year and up to 3 years [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Total
Over 1 year and up to 3 years [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 1 year and up to 3 years [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 1 year and up to 3 years [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 1 year and up to 3 years [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 year and up to 3 years [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 year and up to 3 years [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 year and up to 3 years [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 year and up to 3 years [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 year and up to 3 years [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 1 year and up to 3 years [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 1 year and up to 3 years [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 3 years and up to 5 years [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Total
Over 3 years and up to 5 years [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 3 years and up to 5 years [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 3 years and up to 5 years [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 3 years and up to 5 years [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 years and up to 5 years [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 years and up to 5 years [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 years and up to 5 years [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 years and up to 5 years [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 years and up to 5 years [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 3 years and up to 5 years [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 3 years and up to 5 years [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 5 years [member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Total
Over 5 years [member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 5 years [member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 5 years [member] | Other instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Instruments issued by the Chilean Governments and Central Bank of Chile
Over 5 years [member] | Deposit promissory notes from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 5 years [member] | Mortgage bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 5 years [member] | Bonds from domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 5 years [member] | Deposits in domestic banks [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 5 years [member] | Bonds from other Chilean companies [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 5 years [member] | Other Instruments Issued In Chile [Member]
Other Financial Instruments issued in Chile
Other Financial Instruments issued in Chile
Over 5 years [member] | Instruments from foreign governments or central bank [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions
Over 5 years [member] | Other instruments issued by foreing [Member]
Financial Instruments issued by Foreign Institutions
Financial Instruments issued by Foreign Institutions